ACCOUNTS RECEIVABLE, NET - Movements of allowance for doubtful accounts (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)
Movements of allowance for doubtful accounts
Balance at the beginning of the year	¥ 0		¥ 1,857,463
Additions charged to bad debt expense	682,085	$ 107,034	592,717
Write-off of bad debt allowance	(682,085)		¥ (2,450,180)
Balance at the end of the year	¥ 0